Note 25 Estimated benefit payments (Details) € in Millions	Dec. 31, 2021 EUR (€)
Not later than one year [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 774
Not later than one year [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	625
Not later than one year [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	133
Not later than one year [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	16
Later than one year and not later than two years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	627
Later than one year and not later than two years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	477
Later than one year and not later than two years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	139
Later than one year and not later than two years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	11
Later than two years and not later than three years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	556
Later than two years and not later than three years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	395
Later than two years and not later than three years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	146
Later than two years and not later than three years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	15
Later than three years and not later than four years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	505
Later than three years and not later than four years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	332
Later than three years and not later than four years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	155
Later than three years and not later than four years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	17
Later than four years and not later than five years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	471
Later than four years and not later than five years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	284
Later than four years and not later than five years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	164
Later than four years and not later than five years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	23
Later than five years and not later than ten years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	2,066
Later than five years and not later than ten years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	920
Later than five years and not later than ten years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	941
Later than five years and not later than ten years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 206